Cover	Feb. 13, 2023
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	KATAPULT HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39116
Entity Tax Identification Number	81-4424170
Entity Address, Address Line One	5204 Tennyson Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001785424
Local Phone Number	528-2785
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KPLT
Security Exchange Name	NASDAQ
Redeemable Warrant
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	KPLTW
Security Exchange Name	NASDAQ